Note 8. Prepaid FDIC Assessments	12 Months Ended
Dec. 31, 2011
Schedule of Regulatory Assets and Liabilities [Text Block]
NOTE 8 - PREPAID FDIC ASSESSMENTS

On September 29, 2009, the FDIC adopted a Notice of Proposed Rule making it mandatory that insured depository institutions prepay their quarterly risk-based assessments to the FDIC on December 30, 2009 for the fourth quarter of 2009 and for the years 2010 through 2012. As a result, the Bank had prepaid FDIC assessments amounting to $946,819 at December 31, 2011 and $1,888,581 at December 31, 2010 and such amounts are included in other assets in the accompanying consolidated balance sheets.